Accounts Receivables and Payables	12 Months Ended
Dec. 31, 2024
Accounts Receivables and Payables [Abstract]
ACCOUNTS RECEIVABLES AND PAYABLES

10 – ACCOUNTS RECEIVABLES AND PAYABLES

Account receivables consists of the following:

	Dec 31, 2024	Dec 31, 2023	Dec 31, 2022

Trade receivable	188,298	163,473	286,563
Deposits and guarantees given	15,224	24,885	88,591
Total	203,522	188,358	375,154

Account payables consists of the following:

	Dec 31, 2024	Dec 31, 2023

Payables to suppliers	1,650,906	2,796,376
Total	1,650,906	2,796,376